Subsequent Events	12 Months Ended
Dec. 31, 2023
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Subsequent Events
Note 25. Subsequent Events
a) On February 1, 2024, the Company issued a 10-year sustainable bond in an amount of Ps.20.0 billion and with a 10.30% coupon under its global peso notes program.
b) In February 2024, the Company reduced substantially all of its stake in KPN. The reduction is a consequence of investors’ decision to exercise their right to exchange our exchangeable bond into KPN shares. This exchangeable bond matured on
March 2, 2024. Prior to maturity, the Company received notification from all bondholders exercising their right to call the KPN shares at a strike price of €3.1185.
c) On February 13, 2024, the Company renewed its U.S.$2.5 billion revolving credit facility with a maturity in February 2029.
d) On February 20, 2024, Claro Brasil issued a R$3.0 billion CDI + 1.20% debenture maturing in 2027. At the same time, Claro Bra
s
il prepaid R$4.3 billion CDI + 1.40% debenture with a maturity in March 2024.
e) On March 15, 2024, Claro Brasil issued a R$ 2.5 billion IPCA + 5.7687% debenture maturing in 2029.
f) On March 22, 2024, The Company launched an issuance of (Global Peso Notes), registered with both the SEC in the United States of America and the CNBV in México, placing a bond of Ps. 17.5 billion, for five years, at a rate of 10.125%. This is equivalent to approximately U.S.$ 1 billion, maturing in March 2029.
g) On April 29, 2024, the Company’s shareholders approved the payment of a Ps. 0.48 (forty eight peso cents) ordinary dividend, per share, in two equal installments, to each of the shares of its capital stock series B.
h) On April 29, 2024, the Company’ shareholders approved a repurchase fund for an amount of Ps. 15 billion to be used
during the period from April 2024 to April 2025, adding to such amount the buyback program fund’s balance, if any, as of such date.